Financial instruments - Fair Value Measurement of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Financial Liabilities	$ 6,720,820	$ 5,611,180
Level 1 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 2 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	848,800	1,164,262
Level 2 | Forwards
Financial instruments [Line Items]
Financial Liabilities	182	14,525
Level 2 | Options
Financial instruments [Line Items]
Financial Liabilities	236	270
Level 2 | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	7,316	12,143
Level 2 | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	0	18,300
Level 2 | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 2 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	313,107	46,999
Level 2 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	136,000	295,518
Level 2 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	3,502,236	2,909,485
Level 2 | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	21,440	8,419
Level 3 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	848,800	1,164,262
Fair value (disclosure purposes) | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	313,107	46,999
Fair value (disclosure purposes) | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	136,000	295,518
Fair value (disclosure purposes) | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	3,502,236	2,909,485
Fair value (disclosure purposes) | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Forwards
Financial instruments [Line Items]
Financial Liabilities	182	14,525
Fair amount registered | Options
Financial instruments [Line Items]
Financial Liabilities	236	270
Fair amount registered | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	7,316	12,143
Fair amount registered | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	0	18,300
Fair amount registered | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	21,440	8,419
Cash and cash equivalents | Level 1
Financial instruments [Line Items]
Financial Assets	1,377,851	1,041,369
Cash and cash equivalents | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Cash and cash equivalents | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Cash and cash equivalents | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	1,377,851	1,041,369
Cash and cash equivalents | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Time deposits | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Time deposits | Level 2
Financial instruments [Line Items]
Financial Assets	1,061,262	1,316,797
Time deposits | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Time deposits | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	1,061,262	1,316,797
Time deposits | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Derivative financial instruments | Level 1
Financial instruments [Line Items]
Financial Assets	0
Financial Liabilities	0	0
Derivative financial instruments | Level 2
Financial instruments [Line Items]
Financial Assets	0
Financial Liabilities	0	0
Derivative financial instruments | Level 3
Financial instruments [Line Items]
Financial Liabilities	0	0
Derivative financial instruments | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0
Financial Liabilities	0	0
Derivative financial instruments | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0
Financial Liabilities	0	0
Forwards | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Forwards | Level 2
Financial instruments [Line Items]
Financial Assets	2,615	324
Forwards | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Forwards | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Forwards | Fair amount registered
Financial instruments [Line Items]
Financial Assets	2,615	324
Options | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Options | Level 2
Financial instruments [Line Items]
Financial Assets	313	195
Options | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Options | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Options | Fair amount registered
Financial instruments [Line Items]
Financial Assets	313	195
Hedging assets | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets | Level 2
Financial instruments [Line Items]
Financial Assets	0	8,527
Hedging assets | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	8,527
Swaps | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Level 2
Financial instruments [Line Items]
Financial Assets	15,405	0
Swaps | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Fair amount registered
Financial instruments [Line Items]
Financial Assets	15,405	0
Non-current accounts receivable | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Non-current accounts receivable | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Non-current accounts receivable | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Non-current accounts receivable | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	2,727	2,559
Non-current accounts receivable | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Others | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Others | Level 2
Financial instruments [Line Items]
Financial Assets	20	20
Others | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Others | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	20	20
Others | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Level 1
Financial instruments [Line Items]
Financial Assets	57,756	232,268
Equity instruments | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Fair amount registered
Financial instruments [Line Items]
Financial Assets	57,756	232,268
Hedging assets – Swaps | Level 1
Financial instruments [Line Items]
Financial Assets	2,930	15,993
Hedging assets – Swaps | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets – Swaps | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets – Swaps | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets – Swaps | Fair amount registered
Financial instruments [Line Items]
Financial Assets	2,930	15,993
Carrying amount
Financial instruments [Line Items]
Financial Liabilities	5,384,320	5,028,400
Carrying amount | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	847,963	1,164,262
Carrying amount | Derivative financial instruments
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	307,771	46,999
Carrying amount | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	129,683	295,518
Carrying amount | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	3,449,459	2,909,485
Carrying amount | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Cash and cash equivalents
Financial instruments [Line Items]
Financial Assets	1,377,851	1,041,369
Carrying amount | Time deposits
Financial instruments [Line Items]
Financial Assets	1,061,262	1,316,797
Carrying amount | Derivative financial instruments
Financial instruments [Line Items]
Financial Assets	0
Carrying amount | Forwards
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Options
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Hedging assets
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Swaps
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Non-current accounts receivable
Financial instruments [Line Items]
Financial Assets	2,727	2,559
Carrying amount | Others
Financial instruments [Line Items]
Financial Assets	20	20
Carrying amount | Equity instruments
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Assets	$ 0	$ 0